ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2020	2021
Accounts receivable	2,311	1,773
Less: allowance for doubtful accounts	(467)	(473)
Accounts receivable, net	1,844	1,300

Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2020	2021
Balance at beginning of the year	92	467
Adoption of ASC326	343	—
Addition	15	30
Foreign currency adjustment	17	(24)
Balance at end of the year	467	473